Share-based payment arrangements (Details 4) - Share Based Payment Arrangement [Member] - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of options, outstanding	400	400	400	400
Exercise price	1,100,000	1,100,000	1,100,000	1,100,000
Number of options, exercisable
Exercise price